Victory Ultra Short-Term Bond Fund Investment Objectives and Goals - Victory Ultra Short-Term Bond Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Ultra Short-Term Bond Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Ultra Short-Term Bond Fund (the “Fund”) seeks to provide high current income consistent with preservation of principal.